Option Activity - Baidu, Inc. (Detail) - Parent Company - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share Option Roll Forward - Number of shares
Outstanding, December 31, 2015	220,165
Granted	50,409
Exercised	(26,933)
Expired/Cancelled	(31)
Forfeited	(12,371)
Outstanding, December 31, 2016	231,239	220,165
Vested and expected to vest at December 31, 2016	205,508
Exercisable at December 31, 2016	114,141
Share Option Roll Forward - Weighted-Average Exercise Price
Outstanding, December 31, 2015	$ 1,437.70
Granted	1,684.20
Exercised	1,011.90
Expired/Cancelled	1,067.00
Forfeited	1,505.80
Outstanding, December 31, 2016	1,537.40	$ 1,437.70
Vested and expected to vest at December 31, 2015	1,507.80
Exercisable at December 31, 2016	$ 1,279.30
Share Option Roll Forward - Weighted-Average Remaining Contractual Life (in years)
Outstanding	7 years 3 months	7 years 6 months 18 days
Vested and expected to vest at December 31, 2016	7 years 1 month 13 days
Exercisable at December 31, 2016	6 years 22 days
Share Option Roll Forward - Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2015	$ 115,458
Outstanding, December 31, 2016	61,621	$ 115,458
Vested and expected to vest at December 31, 2016	58,927
Exercisable at December 31, 2016	$ 51,362